Severance And Facility Exiting Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Severance And Facility Exiting Reserves [Abstract]
Summary Of Liabilities (Pre-Tax) Related To Closing Facilities And Employee Severance

	Severance		Facilities
	Number of Employees	Liability	Number of Facilities	Liability	Total Liabilities
December 31. 2011	79	$ 3.5	19	$ 44.8	$ 48.3
Additions and adjustments	193	20.5	5	3.4	23.9
Utilization	(209)	(16.7)	(8)	(9.4)	(26.1)
December 31. 2012	63	7.3	16	38.8	46.1
Additions and adjustments	274	33.4	3	3.7	37.1
Utilization	(212)	(23.0)	(3)	(9.2)	(32.2)
December 31, 2013	125	$ 17.7	16	$ 33.3	$ 51.0